Long-term debt - Narrative (Details) $ in Billions	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
Notes and debentures that mature in 2026	$ 2.7
Notes and debentures that mature in 2027	4.4
Notes and debentures that mature in 2028	7.3
Notes and debentures that mature in 2029	4.4
Notes and debentures that mature in 2030	$ 1.5